REVENUE (Disaggregation of Revenue) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax	$ 303,016
E commerce services Fang membership services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	2,752
E commerce services Direct sales services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	5,294
E commerce services Sublease services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	6,402
E commerce services Other [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	936
E Commerce [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	15,384
Marketing Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	119,680
Listing Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	113,534
Listing services Basic listing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	84,482
Listing services Special listing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	29,052
Financial Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	18,060
Value Added services Data services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	18,905
Value Added services Analytics services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	12,220
Value Added servicesOther [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	5,233
Other value-added services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	36,358
E Commerce servicesNew home [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,391	[1]
Marketing services New home [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	119,352	[1]
Marketing servicesHome furnishing and improvement [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	328
Listing servicesResearch [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	28,748	[2]
Listing servicesOther [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	13
Listing servicesSecondary and rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 84,773	[3]

[1]	New home business primarily consists of sales to residential property developers and their sales agents who are promoting newly developed properties for sale.
[2]	Research primarily consists of online and offline themed marketing campaigns provided to customers.
[3]	Secondary and rental business primarily consists of sales to real estate agents who are promoting secondary properties for sale or rental.